Note 20 - Net Income (Loss) Per Share (Details) - Computation of Basic and Diluted Income (Loss) Per Share (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computation of Basic and Diluted Income (Loss) Per Share [Abstract]
Net loss attributable to China Finance Online Co. Limited	$ (8,573,128)	$ (11,855,207)	$ (19,326,909)
Weighted average ordinary shares outstanding used in computing basic net income per share	109,019,513	108,983,249	108,961,642
Weighted average ordinary shares outstanding used in computing diluted net income per share	109,019,513	108,983,249	108,961,642
Net loss per share attributable to China Finance Online Co. Limited
- basic	$ (0.08)	$ (0.11)	$ (0.18)
- diluted	$ (0.08)	$ (0.11)	$ (0.18)